Stock-Based Compensation (Schedule of Share-based Compensation, Activity, Rollforward) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Jan. 31, 2012 Y		Jan. 31, 2011		Jan. 31, 2010
Nonvested Restricted/Deferred Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Cash received from exercise of stock options		$ 14,587,000		$ 40,787,000		$ 0
CTI [Member]
Shares Available for Grant [Abstract]
Shares available for grant, beginning balance		4,226,102		6,250,365		9,961,202
Plan shares expired		(2,239,733)		(1,300,937)		(1,828,505)
Options granted		0		0		(903,300)
Options expired		1,121,440
Options cancelled		0		143,500	[1]
Options forfeited		104,407		191,915		85,339
Restricted/deferred stock, shares granted		(1,450,246)		(1,700,771)		(1,366,200)
Restricted/deferred stock, shares forfeited		445,572		642,030		301,829
Shares available for grant, ending balance		24,207,542	[2],[3]	4,226,102		6,250,365
Outstanding Options, Shares [Roll Forward]
Options granted, shares		0		0		903,300
Options expired, shares		(1,121,440)
Options cancelled, shares		0		(143,500)	[1]
Options forfeited, shares		(104,407)		(191,915)		(85,339)
Nonvested Restricted/Deferred Stock, Shares [Roll Forward]
Restricted/deferred stock, shares granted		1,450,246		1,700,771		1,366,200
Restricted/deferred stock, shares forfeited		(445,572)		(642,030)		(301,829)
Nonvested Restricted/Deferred Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Vested stock options held by former directors and employees (shares)		0		143,500	[1]
Cash received from exercise of stock options		2,113,000		0		0
CTI [Member] | 2011 Stock Incentive Compensation Plan [Member]
Shares Available for Grant [Abstract]
2011 stock incentive compensation plan		22,000,000
Shares available for grant, ending balance		21,909,870
CTI [Member] | Stock Options [Member]
Shares Available for Grant [Abstract]
Options granted		0	[4]	0	[4]	(903,300)	[4]
Options expired		7,950,442	[4]	1,378,687	[4]	864,541	[4]
Options cancelled	143,500	0	[4]	143,500	[1],[4]
Options forfeited		104,407	[4]	191,915	[4]	85,339	[4]
Outstanding Options, Shares [Roll Forward]
Outstanding options, shares, beginning balance		11,137,991	[4]	12,852,093	[4]	12,898,673	[4]
Options granted, shares		0	[4]	0	[4]	903,300	[4]
Options expired, shares		(7,950,442)	[4]	(1,378,687)	[4]	(864,541)	[4]
Options cancelled, shares	(143,500)	0	[4]	(143,500)	[1],[4]
Options forfeited, shares		(104,407)	[4]	(191,915)	[4]	(85,339)	[4]
Options exercised, shares		(377,300)	[4]
Outstanding options, shares, ending balance		2,705,842	[2],[3],[4]	11,137,991	[4]	12,852,093	[4]
Outstanding Options, Weighted Average Exercise Price [Roll Forward]
Outstanding options, weighted average exercise price, beginning balance (per share)		$ 17.05		$ 17.52		$ 18.12
Options granted, weighted average exercise price (per share)		$ 0.00		$ 0.00		$ 7.12
Options expired, weighted average exercise price (per share)		$ 17.46		$ 22.24		$ 16.06
Options cancelled, weighted average exercise price (per share)		$ 0.00		$ 22.11	[1]
Options forfeited, weighted average exercise price (per share)		$ 8.00		$ 7.16		$ 13.07
Options exercised, weighted average exercise price (per share)		$ 5.60
Outstanding options, weighted average exercise price, ending balance (per share)		$ 17.81	[2],[3]	$ 17.05		$ 17.52
Nonvested Restricted/Deferred Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Fair value of vested stock options		400,000		600,000		2,300,000
Vested stock options held by former directors and employees (shares)	143,500	0	[4]	143,500	[1],[4]
Nonvested stock options outstanding (shares)		135,334
Weighted-average grant date fair value of nonvested stock options (per share)		$ 2.34
Expected term of nonvested stock options (years)		4
Total fair value of nonvested stock options		300,000
Unrecognized compensation expense for nonvested awards		100,000
Weighted-average period of remaining nonvested awards (years)		0.33
CTI [Member] | Restricted/Deferred Stock Awards [Member]
Shares Available for Grant [Abstract]
Restricted/deferred stock, shares granted		(1,450,246)		(1,700,771)		(1,366,200)
Restricted/deferred stock, shares forfeited		445,572		642,030		301,829
Nonvested Restricted/Deferred Stock, Shares [Roll Forward]
Nonvested awards, beginning balance		2,152,817		1,834,457		1,364,447
Restricted/deferred stock, shares granted		1,450,246		1,700,771		1,366,200
Restricted/deferred stock, shares vested		(1,240,481)	[5]	(740,381)	[5]	(594,361)	[5]
Restricted/deferred stock, shares forfeited		(445,572)		(642,030)		(301,829)
Nonvested awards, ending balance		1,917,010	[2],[3]	2,152,817		1,834,457
Nonvested Restricted/Deferred Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested restricted/deferred stock, weighted average grant date fair value, beginning balance (per share)		$ 8.63		$ 10.01		$ 15.81
Restricted/deferred stock, shares granted, weighted average grant date fair value (per share)		$ 7.32		$ 8.47		$ 6.92
Restricted/deferred stock, shares vested, weighted average grant date fair value (per share)		$ 8.07	[5]	$ 11.83	[5]	$ 14.77	[5]
Restricted/deferred stock, shares forfeited, weighted average grant date fair value (per share)		$ 8.01		$ 8.46		$ 12.83
Nonvested restricted/deferred stock, weighted average grant date fair value, ending balance (per share)		$ 7.54	[2],[3]	$ 8.63		$ 10.01
CTI [Member] | Restricted Awards [Member]
Nonvested Restricted/Deferred Stock, Shares [Roll Forward]
Restricted/deferred stock, shares vested		(1,240,481)		(740,381)		(594,361)
Nonvested Restricted/Deferred Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Restricted/deferred stock, shares vested, weighted average grant date fair value (per share)		$ 8.07		$ 11.83		$ 14.77
Total fair value of vested restricted awards		10,000,000		8,800,000		8,800,000
Unrecognized compensation expense for nonvested awards		9,600,000
Weighted-average period of remaining nonvested awards (years)		1.75
CTI [Member] | Restricted Stock Units (RSUs) [Member]
Nonvested Restricted/Deferred Stock, Shares [Roll Forward]
Nonvested awards, ending balance		1,917,010
Verint [Member]
Shares Available for Grant [Abstract]
Shares available for grant, beginning balance		2,647,451		475,887		4,372,927
Additional shares authorized		317,350		4,000,000
2011 stock incentive compensation plan		150,000
Plan shares expired		(34,713)		(309,798)		(3,985,663)
Options granted		(42,155)	[6]
Options expired		72,074		796,417		464,025
Options forfeited		0		3,268		30,102
Restricted/deferred stock, shares granted		(901,885)		(2,393,828)		(492,167)
Restricted/deferred stock, shares forfeited		51,968		75,505		86,663
Shares available for grant, ending balance		2,110,090	[7],[8]	2,647,451		475,887
Outstanding Options, Shares [Roll Forward]
Options granted, shares		42,155	[6]
Options expired, shares		(72,074)		(796,417)		(464,025)
Options forfeited, shares		0		(3,268)		(30,102)
Outstanding options, shares, ending balance		2,564,312
Nonvested Restricted/Deferred Stock, Shares [Roll Forward]
Restricted/deferred stock, shares granted		901,885		2,393,828		492,167
Restricted/deferred stock, shares forfeited		(51,968)		(75,505)		(86,663)
Verint [Member] | Stock Options [Member]
Shares Available for Grant [Abstract]
Options granted		(42,155)	[6],[9]
Options expired		72,074	[9]	796,417	[9]	464,025	[9]
Options forfeited		0	[9]	3,268	[9]	30,102	[9]
Outstanding Options, Shares [Roll Forward]
Outstanding options, shares, beginning balance		1,766,931	[9]	4,731,119	[9]	5,225,246	[9]
Options granted, shares		42,155	[6],[9]
Options expired, shares		(72,074)	[9]	(796,417)	[9]	(464,025)	[9]
Options forfeited, shares		0	[9]	(3,268)	[9]	(30,102)	[9]
Options exercised, shares		(622,669)	[9]	(2,164,503)	[9]
Outstanding options, shares, ending balance		1,114,343	[7],[8],[9]	1,766,931	[9]	4,731,119	[9]
Outstanding Options, Weighted Average Exercise Price [Roll Forward]
Outstanding options, weighted average exercise price, beginning balance (per share)		$ 27.33		$ 23.16		$ 22.36
Options granted, weighted average exercise price (per share)		$ 9.28	[6]
Options expired, weighted average exercise price (per share)		$ 28.07		$ 25.56		$ 14.23
Options forfeited, weighted average exercise price (per share)		$ 0.00		$ 23.94		$ 21.69
Options exercised, weighted average exercise price (per share)		$ 20.51		$ 18.88
Outstanding options, weighted average exercise price, ending balance (per share)		$ 30.40	[7],[8]	$ 27.33		$ 23.16
Nonvested Restricted/Deferred Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Fair value of vested stock options		20,400,000		30,200,000		69,600,000
Nonvested stock options outstanding (shares)		31,683
Weighted-average grant date fair value of nonvested stock options (per share)		$ 23.05
Expected term of nonvested stock options (years)		5.43
Total fair value of nonvested stock options		700,000
Unrecognized compensation expense for nonvested awards		600,000
Weighted-average period of remaining nonvested awards (years)		2.8
Intrinsic value of stock options exercised		8,000,000
Cash received from exercise of stock options		12,500,000
Verint [Member] | Restricted Awards [Member]
Shares Available for Grant [Abstract]
Restricted/deferred stock, shares granted		(901,885)		(2,393,828)		(492,167)
Restricted/deferred stock, shares forfeited		51,968		75,505		86,663
Nonvested Restricted/Deferred Stock, Shares [Roll Forward]
Nonvested awards, beginning balance		1,936,273		2,120,910		1,830,966
Restricted/deferred stock, shares granted		901,885		2,393,828		492,167
Restricted/deferred stock, shares vested		(1,336,221)	[10]	(2,502,960)	[10]	(115,560)	[10]
Restricted/deferred stock, shares forfeited		(51,968)		(75,505)		(86,663)
Nonvested awards, ending balance		1,449,969	[7],[8]	1,936,273		2,120,910
Nonvested Restricted/Deferred Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested restricted/deferred stock, weighted average grant date fair value, beginning balance (per share)		$ 18.09		$ 19.57		$ 24.48
Restricted/deferred stock, shares granted, weighted average grant date fair value (per share)		$ 34.84		$ 15.90		$ 4.43
Restricted/deferred stock, shares vested, weighted average grant date fair value (per share)		$ 15.72	[10]	$ 17.39	[10]	$ 29.93	[10]
Restricted/deferred stock, shares forfeited, weighted average grant date fair value (per share)		$ 28.85		$ 13.23		$ 24.03
Nonvested restricted/deferred stock, weighted average grant date fair value, ending balance (per share)		$ 30.25	[7],[8]	$ 18.09		$ 19.57
Total fair value of vested restricted awards		21,000,000		43,500,000		3,500,000
Verint [Member] | Restricted Stock Units (RSUs) [Member]
Nonvested Restricted/Deferred Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Unrecognized compensation expense for nonvested awards		$ 20,200,000
Weighted-average period of remaining nonvested awards (years)		1.3

[1]	As part of settlement agreements of the consolidated shareholder derivative action and another separate litigation matter, 143,500 vested stock options held by former directors and a former employee were canceled in June 2010.
[2]	As of January 31, 2012, the unrecognized compensation expense related to nonvested Restricted Awards was $9.6 million which is expected to be recognized over a weighted-average period of 1.75 years.
[3]	The outstanding stock options as of January 31, 2012 include 135,334 nonvested stock options with a weighted-average grant date fair value of $2.34, an expected term of 4 years and a total fair value of $0.3 million. The unrecognized compensation expense related to the remaining nonvested stock options was $0.1 million which is expected to be recognized over a weighted-average period of 0.33 years. The cash received from the exercise of CTI stock options was $2.1 million during the fiscal year ended January 31, 2012.
[4]	The fair value of vested stock options was $0.4 million, $0.6 million and $2.3 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively.
[5]	The total fair value of vested Restricted Awards during the fiscal years ended January 31, 2012, 2011 and 2010 was $10.0 million, $8.8 million and $8.8 million, respectively.
[6]	Consists of options to acquire shares of Verint Systems' common stock issued in exchange of certain unvested Vovici stock options in connection with the Vovici acquisition.
[7]	As of January 31, 2012, the unrecognized compensation expense related to nonvested RSUs was $20.2 million and is expected to be recognized over a weighted-average period of 1.3 years.
[8]	The outstanding stock options to purchase Verint Systems’ common stock as of January 31, 2012 include 31,683 nonvested stock options with a weighted-average grant date fair value of $23.05, an expected term of 5.43 years and a total fair value of $0.7 million. The total unrecognized compensation cost related to nonvested options was $0.6 million and is expected to be recognized over a weighted-average period of 2.8 years.
[9]	The total fair value of vested stock options to purchase Verint Systems’ common stock was $20.4 million, $30.2 million and $69.6 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively. The intrinsic value of Verint stock options exercised was $8.0 million and the cash received from the exercise of Verint stock options was $12.5 million during the fiscal year ended January 31, 2012
[10]	The total fair value of restricted shares vested during the fiscal years ended January 31, 2012, 2011 and 2010 was $21.0 million, $43.5 million and $3.5 million, respectively.